Acquisitions and dispositions (Details) $ in Millions						12 Months Ended
	Apr. 01, 2016 USD ($) customer	Jul. 31, 2015 USD ($)	Jan. 02, 2015 USD ($)	May 01, 2014 USD ($)	Apr. 23, 2014 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Contingent payments						$ 4
Potential obligation to pay additional consideration, lower range						0
Potential obligation to pay additional consideration, upper range						$ 18
Contingent consideration payment period						3 years
Meriten Investment Management GmbH
Dispositions
Sale price		$ 40
After-tax gain (loss) on sale		(12)
Goodwill written off related to sale of business unit		22
Indefinite-lived intangible assets, written off related to sale of business unit		$ 9
Mexico Corporate Trust
Dispositions
Sale price					$ 65
Goodwill written off related to sale of business unit					8
Gain on sale of subsidiary					4
Indefinite-lived intangible assets, written off related to sale of business unit					$ 1
Atherton Lane Acquisition
Acquisitions
Assets under management acquired	$ 2,450
Approximate number of high net worth clients (in customers) | customer	700
Cash paid for assets acquired	$ 38
Business combination, contingent payments	22
Goodwill	$ 29
Useful life	14 years
Finite-lived intangible assets acquired	$ 30
Cutwater Asset Management
Acquisitions
Assets under management acquired			$ 23,000
HedgeMark International, LLC
Acquisitions
Cash paid for assets acquired				$ 26
Goodwill				47
Finite-lived intangible assets acquired				$ 1
Remaining percentage of interest acquired				65.00%
Ownership percentage prior to acquisition				35.00%